DEFERRED TAX ASSETS AND LIABILITIES (Schedule of Unrecognised Deferred Tax Liabilities) (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Balance at beginning of year	$ (1,008)	$ (325)
Recognised in income	265	(683)
Recognised in discontinued operations	0	0
Balance at end of year	(743)	(1,008)
Other property, plant and equipment [member]
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Balance at beginning of year	224	168
Recognised in income	377	56
Recognised in discontinued operations	0	0
Balance at end of year	601	224
Intangible assets [Member]
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Balance at beginning of year	(3,001)	(931)
Recognised in income	(1,139)	(2,070)
Recognised in discontinued operations	0	0
Balance at end of year	(4,140)	(3,001)
Inventories [Member]
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Balance at beginning of year	776	105
Recognised in income	(97)	671
Recognised in discontinued operations	0	0
Balance at end of year	679	776
Provision for taxes other than income tax [Member]
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Balance at beginning of year	1,414	558
Recognised in income	10	856
Recognised in discontinued operations	0	0
Balance at end of year	1,424	1,414
Tax value of loss carry-forwards [Member]
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Balance at beginning of year	1,026	1,030
Recognised in income	(1)	(4)
Recognised in discontinued operations	0	0
Balance at end of year	1,025	1,026
Other items [Member]
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Balance at beginning of year	(1,447)	(1,255)
Recognised in income	1,115	(192)
Recognised in discontinued operations	0	0
Balance at end of year	$ (332)	$ (1,447)